Costs according to Type of Cost (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs according to Type of Cost
Raw materials and consumables	kr 3,179
Other external expenses	939,566	kr 549,079	kr 311,329
Personnel costs	248,952	164,206	68,943
Depreciation on equipment's and right-of-use assets	12,913	34,433	2,823
Other operating expenses	23,074	6,344
Total	kr 1,227,684	kr 754,062	kr 383,095